Classification by categories of financial liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Classification by categories of financial liabilities [Line Items]
Deposits		₩ 294,874,256	₩ 265,000,190
Financial liabilities at fair value through profit or loss		1,632,457	1,420,306
Financial liabilities designated at fair value through profit or loss (IFRS9)	[1]	9,409,456	8,535,800
Derivative liabilities		2,303,012	2,439,892
Borrowings		34,863,156	29,818,542
Debt securities issued		75,363,364	63,227,699
Others		28,231,911	20,545,181
Financial liabilities, Total		446,677,612	390,987,610
Financial liabilities at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits		0	0
Financial liabilities at fair value through profit or loss		1,632,457	1,420,306
Financial liabilities designated at fair value through profit or loss (IFRS9)		0	0
Derivative liabilities		2,001,004	1,846,669
Borrowings		0	0
Debt securities issued		0	0
Others		0	0
Financial liabilities, Total		3,633,461	3,266,975
Financial liabilities designated at fair value through profit or loss(IFRS9)
Classification by categories of financial liabilities [Line Items]
Deposits		0	0
Financial liabilities at fair value through profit or loss		0	0
Financial liabilities designated at fair value through profit or loss (IFRS9)	[1]	9,409,456	8,535,800
Derivative liabilities		0	0
Borrowings		0	0
Debt securities issued		0	0
Others		0	0
Financial liabilities, Total		9,409,456	8,535,800
Financial liabilities measured at amortized cost
Classification by categories of financial liabilities [Line Items]
Deposits		294,874,256	265,000,190
Financial liabilities at fair value through profit or loss		0	0
Financial liabilities designated at fair value through profit or loss (IFRS9)		0	0
Derivative liabilities		0	0
Borrowings		34,863,156	29,818,542
Debt securities issued		75,363,364	63,227,699
Others		28,231,911	20,545,181
Financial liabilities, Total		433,332,687	378,591,612
Derivative instruments held for hedging
Classification by categories of financial liabilities [Line Items]
Deposits		0	0
Financial liabilities at fair value through profit or loss		0	0
Financial liabilities designated at fair value through profit or loss (IFRS9)		0	0
Derivative liabilities		302,008	593,223
Borrowings		0	0
Debt securities issued		0	0
Others		0	0
Financial liabilities, Total		₩ 302,008	₩ 593,223

[1]	The Group designated the financial liabilities at the initial recognition (or subsequently) in accordance with paragraph 6.7.1 of IFRS 9 as financial liabilities at fair value through profit or loss.